Document and Entity Information	Nov. 17, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 17, 2023
Entity Registrant Name	LEO HOLDINGS CORP. II
Entity Incorporation State Country Code	E9
Entity File Number	001-39865
Entity Tax Identification Number	98-1574497
Entity Address Address Line 1	Albany Financial Center
Entity Address Address Line 2	South Ocean Blvd Suite #507
Entity Address Address Line 3	P.O. Box SP-63158
Entity Address City Or Town	New Providence, Nassau
Entity Address Country	BS
Entity Address Postal Zip Code	00000
City Area Code	310
Local Phone Number	800-1000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001824153
Capital Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-fourth of one redeemable warrant
Trading Symbol	LHC.U
Security Exchange Name	NYSE
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares
Trading Symbol	LHC
Security Exchange Name	NYSE